Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, to be issued under the Emergent BioSolutions Inc. Amended and Restated Stock Incentive Plan
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	8.11
Maximum Aggregate Offering Price	$ 40,550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,599.95
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of the registrants common stock that become issuable in respect of such securities by reason of any stock dividend, stock split, recapitalization or other similar transaction. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and based upon the average of the high and low prices of the registrants Common Stock as reported on The New York Stock Exchange on April 27, 2026. (3) Represents additional shares of the registrants common stock reserved for issuance under the registrants Amended and Restated Stock Incentive Plan, to which this Registration Statement relates.